Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
5.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	June 30, 2019	December 31, 2018
Cash and cash equivalents	12,020	6,684
Restricted cash	420	260
Restricted cash, non-current	500	500
Total	12,940	7,444

Restricted cash as of June 30, 2019 amounts include $500 of minimum liquidity requirements as per the Amsterdam Trade Bank N.V. loan agreement (Note 8), $280 in a dry-docking reserve account as per the Amsterdam Trade Bank N.V. loan agreement, $90 associated with the acquisition and installation on board the Championship of an open loop scrubber system (amount was included in "Deposits assets, non-current" as of December 31, 2018) and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925 as per the sale and leaseback transactions is included in Cash and cash equivalents (Note 8). Restricted cash as of December 31, 2018 amounts include $500 of minimum liquidity requirements as per the Amsterdam Trade Bank N.V. loan agreement (Note 8), $210 in a dry-docking reserve account as per the Amsterdam Trade Bank N.V. loan agreement and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925 as per the sale and leaseback transactions is included in Cash and cash equivalents (Note 8).